Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Summary of movements in each class of provisions
Movements during the year in the remaining provision, which relates to litigation and claims, are presented in the table below.

$ million
2018
Litigation and claims
At 1 January	2,580
Increase in provision	629
Reclassified to other payables	(2,045)
Utilization	(819)
At 31 December	345
Of which – current	333
– non-current	12

					$ million
	Decommissioning	Environmental	Litigation and claims	Other	Total
At 1 January 2018	16,100	1,516	3,334	2,994	23,944
Exchange adjustments	(135)	(9)	(3)	(84)	(231)
Acquisitions	295	12	24	5	336
Increase (decrease) in existing provisions	137	428	1,492	1,303	3,360
Write-back of unused provisions	(2)	(115)	(21)	(255)	(393)
Unwinding of discount	162	22	9	17	210
Change in discount rate[a]	(2,377)	(38)	(31)	(17)	(2,463)
Utilization	(9)	(245)	(1,034)	(528)	(1,816)
Reclassified to other payables	(270)	(4)	(2,051)	(37)	(2,362)
Deletions	(288)	—	(1)	—	(289)
At 31 December 2018	13,613	1,567	1,718	3,398	20,296
Of which – current	257	300	798	1,209	2,564
– non-current	13,356	1,267	920	2,189	17,732
Of which – Gulf of Mexico oil spill[b]	—	—	345	—	345

[a]	Includes the impact of changing from a real to nominal discount rate. See Note 1 for further information.

[b]	Further information on the financial impacts of the Gulf of Mexico oil spill is provided in Note 2.